Investments (Realized Gains and Losses on Sales of Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 23,777	¥ 314,948	¥ 353,036
Gross realized losses	(26,299)	(41,044)	(21,163)
Net realized gains (losses) on sales of available-for-sale securities	¥ (2,522)	¥ 273,904	¥ 331,873